UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance-Atlanta Capital Intermediate Bond Fund                                                                  as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 8.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Carmax Auto Owner Trust, Series 2002-2, Class A4, 3.34%, 2/15/08	$87	$85,909
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	300	295,459
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	75	73,950
WFS Financial Owner Trust, 3.11%, 8/20/10	97	95,664
Total Asset Backed Securities (identified cost, $557,769)		$550,982

Corporate Bonds & Notes — 15.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$258,008
Countrywide Home Loan, 5.625%, 7/15/09	250	248,917
Emerson Electric, 7.125%, 8/15/10	200	211,152
Verizon Global Funding Corp., 7.375%, 9/1/12	250	266,068
Total Corporate Bonds & Notes (identified cost, $980,584)		$984,145

Collateralized Mortgage Obligations — 29.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Countrywide Home Loan, Series 2006-J2, Class A3, 6.00%, 4/25/36	$169	$168,639
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	12	12,241
Federal Home Loan Mortgage Corp., Series 2602, Class QD, 3.50%, 9/15/14	34	33,399
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	188	185,807
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	184	182,822
Federal Home Loan Mortgage Corp., Series 2707, Class PD, 5.00%, 11/15/17	100	96,894
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	224	222,149

1

Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	$91	$90,978
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	177	173,268
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	91	83,651
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	460	454,333
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	145	142,040
Total Collateralized Mortgage Obligations (identified cost, $1,910,372)		$1,846,221

U.S. Government Agencies — 11.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	$200	$194,130
Federal National Mortgage Assn., 4.375%, 9/15/12	265	250,068
Federal National Mortgage Assn., 4.75%, 1/19/16	175	165,315
Federal National Mortgage Assn., 5.00%, 3/15/16	75	72,147
Total U.S. Government Agencies (identified cost, $712,556)		$681,660

Mortgage-Backed Securities — 25.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Pool #40402, 5.50%, 1/1/07	$2	$1,840
Federal Home Loan Mortgage Corp., Pool #G01857, 5.00%, 10/1/33	176	164,868
Federal Home Loan Mortgage Corp., Pool #G08067, 5.00%, 7/1/35	47	44,353
Federal National Mortgage Assn., Pool #190341, 5.00%, 9/1/18	163	157,808
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	230	217,979
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	174	158,548
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	314	297,213
Federal National Mortgage Assn., Pool #725584, 5.00%, 7/1/34	185	173,651
Federal National Mortgage Assn., Pool #725705, 5.00%, 8/1/34	89	83,406
Federal National Mortgage Assn., Pool #735899, 5.50%, 10/1/35	167	160,547
Federal National Mortgage Assn., Pool #793257, 5.00%, 12/1/34	111	104,402
Total Mortgage-Backed Securities (identified cost, $1,638,441)		$1,564,615

2

U.S. Treasury Obligations — 5.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 3.875%, 2/15/13	$100	$93,117
U.S. Treasury Note, 4.75%, 5/15/14	150	146,373
U.S. Treasury Note, 4.875%, 2/15/12	42	41,554
U.S. Treasury Strip, 0.00%, 5/15/09	95	82,137
Total U.S. Treasury Obligations (identified cost, $369,372)		$363,181
Total Investments — 96.7% (identified cost $6,169,094)		$5,990,804
Other Assets, Less Liabilities — 3.3%		$203,444
Net Assets — 100.0%		$6,194,248

The Fund did not have any open financial instruments at June 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at June 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,193,099
Gross unrealized appreciation	$13,864
Gross unrealized depreciation	(216,159)
Net unrealized depreciation	$(202,295)

3

Eaton Vance—Atlanta Capital Large-Cap Growth Fund as of June 30, 2006 (Unaudited)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Large-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2006, the value of the Fund’s investment in the Portfolio was $25,815,867 and the Fund owned approximately 99.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Portfolio                                                                                                                                 as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 1.1%
United Technologies Corp.	4,400	$279,048
		$279,048
Beverages — 4.0%
Coca-Cola Co. (The)	9,000	387,180
PepsiCo, Inc.	11,000	660,440
		$1,047,620
Biotechnology — 3.1%
Amgen, Inc. (1)	12,200	795,806
		$795,806
Capital Markets — 5.2%
Bank of New York Co., Inc. (The)	13,300	428,260
Merrill Lynch & Co., Inc.	7,200	500,832
SEI Investments Co.	8,500	415,480
		$1,344,572
Chemicals — 2.5%
Air Products and Chemicals, Inc.	10,000	639,200
		$639,200
Commercial Banks — 1.6%
Wachovia Corp.	7,400	400,192
		$400,192
Communications Equipment — 5.1%
Cisco Systems, Inc. (1)	41,700	814,401
Motorola, Inc.	25,600	515,840
		$1,330,241
Consumer Finance — 3.5%
American Express Co.	10,500	558,810
Capital One Financial Corp.	4,000	341,800
		$900,610
Diversified Financial Services — 2.0%
Citigroup, Inc.	10,800	520,992
		$520,992
Electrical Equipment — 2.3%
Emerson Electric Co.	7,000	586,670
		$586,670
Electronic Equipment & Instruments — 2.6%
CDW Corp.	6,000	327,900
Molex, Inc.	10,000	335,700
		$663,600

1

Energy Equipment & Services — 5.3%
Baker Hughes, Inc.	6,000	$491,100
National-Oilwell Varco, Inc. (1)	9,300	588,876
Schlumberger, Ltd.	4,400	286,484
		$1,366,460
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	9,500	542,735
Walgreen Co.	7,100	318,364
		$861,099
Health Care Equipment & Supplies — 8.7%
Biomet, Inc.	12,100	378,609
DENTSPLY International, Inc.	7,700	466,620
Medtronic, Inc.	15,500	727,260
St. Jude Medical, Inc. (1)	8,800	285,296
Varian Medical Systems, Inc. (1)	8,200	388,270
		$2,246,055
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	7,700	321,398
		$321,398
Household Products — 4.8%
Colgate-Palmolive Co.	8,800	527,120
Procter & Gamble Co.	13,000	722,800
		$1,249,920
Industrial Conglomerates — 6.0%
3M Co.	6,600	533,082
General Electric Co.	31,000	1,021,760
		$1,554,842
Insurance — 3.3%
AFLAC, Inc.	9,900	458,865
American International Group, Inc.	6,600	389,730
		$848,595
Internet Software & Services — 1.4%
eBay, Inc. (1)	12,200	357,338
		$357,338
IT Services — 5.3%
Automatic Data Processing, Inc.	6,000	272,100
Cognizant Technology Solutions Corp., Class A (1)	5,500	370,535
First Data Corp.	10,331	465,308
Fiserv, Inc. (1)	6,000	272,160
		$1,380,103

2

Machinery — 5.1%
Dover Corp.	8,400	$415,212
Illinois Tool Works, Inc.	12,000	570,000
Pentair, Inc.	9,900	338,481
		$1,323,693
Media — 0.9%
Omnicom Group, Inc.	2,700	240,543
		$240,543
Multiline Retail — 3.0%
Kohl’s Corp. (1)	8,300	490,696
Target Corp.	6,000	293,220
		$783,916
Oil, Gas & Consumable Fuels — 1.4%
Apache Corp.	5,300	361,725
		$361,725
Pharmaceuticals — 4.5%
Johnson & Johnson	13,200	790,944
Pfizer, Inc.	16,350	383,735
		$1,174,679
Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	17,400	329,730
Maxim Integrated Products, Inc.	14,300	459,173
		$788,903
Software — 2.1%
Microsoft Corp.	23,500	547,550
		$547,550
Specialty Retail — 4.3%
Bed Bath and Beyond, Inc. (1)	6,600	218,922
Lowe’s Companies, Inc.	7,500	455,025
Staples, Inc.	18,500	449,920
		$1,123,867
Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	6,000	486,000
		$486,000
Total Common Stocks (identified cost $22,052,792)		$25,525,237
Total Investments — 98.5% (identified cost $22,052,792)		$25,525,237
Other Assets, Less Liabilities — 1.5%		$401,770
Net Assets — 100.0%		$25,927,007

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at June 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$22,052,792
Gross unrealized appreciation	$4,099,127
Gross unrealized depreciation	(626,682)
Net unrealized appreciation	$3,472,445

4

Eaton Vance-Atlanta Capital Small-Cap Fund as of June 30, 2006 (Unaudited)

Eaton Vance-Atlanta Capital Small-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2006, the value of the Fund’s investment in the Portfolio was $18,016,337 and the Fund owned approximately 82.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Portfolio                                                                                                                                 as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Air Freight & Logistics — 2.8%
Forward Air Corp.	14,900	$606,877
		$606,877
Airlines — 1.9%
SkyWest, Inc.	16,900	419,120
		$419,120
Automobiles — 1.1%
Winnebago Industries	7,400	229,696
		$229,696
Building Products — 1.1%
Simpson Manufacturing Co., Inc.	6,500	234,325
		$234,325
Capital Markets — 2.5%
Affiliated Managers Group, Inc. (1)	6,300	547,407
		$547,407
Commercial Banks — 9.6%
Capital City Bank Group, Inc.	14,000	422,800
PrivateBancorp, Inc.	6,100	252,601
Seacoast Banking Corp. of Florida	17,420	463,895
Texas Regional Bancshares, Class A	11,930	452,386
UCBH Holdings, Inc.	17,700	292,758
Westamerica Bancorporation	4,200	205,674
		$2,090,114
Commercial Services & Supplies — 8.0%
ABM Industries, Inc.	16,260	278,046
Adesa, Inc.	13,000	289,120
Advisory Board Co., (The) (1)	4,400	211,596
Brady Corp., Class A	7,900	291,036
G & K Services, Inc.	4,900	168,070
McGrath Rentcorp	10,000	278,100
Mine Safety Appliances Co.	5,600	225,120
		$1,741,088
Containers & Packaging — 1.7%
AptarGroup, Inc.	7,600	377,036
		$377,036
Diversified Consumer Services — 2.8%
Bright Horizons Family Solutions, Inc. (1)	4,400	165,836
Matthews International Corp.	13,000	448,110
		$613,946

Diversified Financial Services — 2.1%
Financial Federal Corp.	16,500	$458,865
		$458,865
Electric Utilities — 1.1%
ALLETE, Inc.	5,133	243,047
		$243,047
Electrical Equipment — 3.0%
Genlyte Group, Inc. (The) (1)	9,100	659,113
		$659,113
Electronic Equipment & Instruments — 3.5%
National Instruments Corp.	8,650	237,010
Scansource, Inc. (1)	18,000	527,760
		$764,770
Energy Equipment & Services — 2.4%
Hydril Co. (1)	4,000	314,080
Oil States International, Inc. (1)	6,100	209,108
		$523,188
Food & Staples Retailing — 2.2%
Casey’s General Stores, Inc.	9,300	232,593
Ruddick Corp.	9,700	237,747
		$470,340
Food Products — 1.1%
Tootsie Roll Industries, Inc.	7,900	230,127
		$230,127
Gas Utilities — 2.4%
Energen Corp.	8,000	307,280
Piedmont Natural Gas Co., Inc.	9,000	218,700
		$525,980
Health Care Equipment & Supplies — 7.5%
ICU Medical, Inc. (1)	9,800	413,952
Mentor Corp.	11,300	491,550
Meridian Bioscience, Inc.	9,100	227,045
Young Innovations, Inc.	14,000	493,220
		$1,625,767
Health Care Providers & Services — 6.3%
CorVel Corp. (1)	8,000	200,000
inVentiv Health, Inc. (1)	8,000	230,240
Landauer, Inc.	11,000	526,900
Owens & Minor, Inc.	7,100	203,060
PSS World Medical, Inc. (1)	12,300	217,095
		$1,377,295

Hotels, Restaurants & Leisure — 6.5%
Ambassadors Group, Inc.	10,400	$300,352
IHOP Corp.	3,800	182,704
Sonic Corp. (1)	17,062	354,719
Speedway Motorsports, Inc.	15,500	584,970
		$1,422,745
Household Durables — 0.8%
M/I Homes, Inc.	5,100	178,908
		$178,908
Industrial Conglomerates — 1.0%
Raven Industries, Inc.	6,700	211,050
		$211,050
Insurance — 4.9%
Alfa Corp.	13,200	218,592
Midland Co.	7,500	284,850
RLI Corp.	11,500	554,070
		$1,057,512
Oil, Gas & Consumable Fuels — 3.8%
Berry Petroleum Co.	9,200	304,980
Holly Corp.	11,000	530,200
		$835,180
Real Estate Investment Trusts (REITs) — 1.5%
Universal Health Realty Income Trust	10,200	319,770
		$319,770
Semiconductors & Semiconductor Equipment — 2.9%
Power Integrations, Inc. (1)	16,700	291,916
Varian Semiconductor Equipment Associates, Inc. (1)	10,150	330,991
		$622,907
Software — 10.8%
ANSYS, Inc. (1)	13,000	621,660
FactSet Research Systems, Inc.	14,600	690,580
Jack Henry & Associates, Inc.	23,100	454,146
Kronos, Inc. (1)	9,800	354,858
Manhattan Associates, Inc. (1)	11,400	231,306
		$2,352,550

Specialty Retail — 2.8%
Aaron Rents, Inc.	22,200	$596,736
		$596,736
Total Common Stocks (identified cost $15,882,277)		$21,335,459
Total Investments — 98.1% (identified cost $15,882,277)		$21,335,459
Other Assets, Less Liabilities — 1.9%		$422,979
Net Assets — 100.0%		$21,758,438

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$15,882,277
Gross unrealized appreciation	$5,866,075
Gross unrealized depreciation	(412,893)
Net unrealized appreciation	$5,453,182

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust. Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust. Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	August 28, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	August 28, 2006